INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Temporary differences
Deferred tax assets	$ 639	$ 629
Deferred tax liabilities	535,551	557,391
Loss carryforwards
Temporary differences
Deferred tax assets	602	629
Investment properties
Temporary differences
Deferred tax liabilities	540,304	562,578
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	86	0
Other
Temporary differences
Deferred tax assets	37	0
Deferred tax liabilities	$ (4,839)	$ (5,187)